Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of annual activity of loans outstanding to related parties
	2013	2012

Balance beginning of year	$4,052,339	$2,927,377
Additions	1,156,220	3,318,496
Repayments	(1,355,901)	(2,193,534)

Balance, end of year	$3,852,658	$4,052,339